Intangible Asset	12 Months Ended
Dec. 31, 2022
Disclosure of Intangible Assets Text Block [Abstract]
Intangible Asset
7.	Intangible asset

Intangible asset relates to the right-of-use of an electric power facility.

	As at	As at	As at
	December 31,	December 31,	December 31,
	2022	2021	2020
Balance, beginning of period	$1,443,260	$1,572,500	$-
Addition at cost	-	-	1,680,000
Amortization	(129,232)	(129,240)	(107,500)
Balance, end of period	$1,314,028	$1,443,260	$1,572,500